SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the translation of monetary balance sheet items are reflected in the Statements of Comprehensive Loss as financial income or expenses, as appropriate.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are translated into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the translation of monetary balance sheet items are reflected in the Statements of Comprehensive Loss as financial income or expenses, as appropriate.

Basis of consolidation
c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Rosetta Genomics Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Restricted cash
e.	Restricted cash:
Restricted cash is an interest-bearing savings account which is used as security for the Company's Israeli facilities leasehold bank guarantee.
Short-term bank deposits
f.	Short-term bank deposits:
Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at their cost.
Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
h.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary and all identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2013 and 2012, no impairment losses have been identified.

Discontinued operation
i.	Discontinued operation:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Revenue recognition
j.	Revenue recognition:

The Company generates revenues from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its lab in the U.S.

Revenues from sales of the Company's diagnostic services are recognized in accordance with ASC 605 "Revenue Recognition in Financial Statements" when (1) persuasive evidence of an agreement exists, (2) delivery of tests result has occurred or services have been rendered, (3) the vendor's fee is fixed or determinable, and (4) no further obligation exists and collectability is probable. In arrangements with private patients, in which prior to delivery the patient's third-party insurance provider has not contractually set the sale prices, or that are not covered by Medicare, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured or upon collection.

Criterion (1) is satisfied when a final understanding between the parties as to the specific nature and terms exists. Criterion (2) is satisfied when the Company performs the test and delivers a report to the physician, or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management's judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement is assured. When evaluating collectability, the Company considers whether it has sufficient history to reliably estimate a payor's individual payment patterns. To the extent all criteria set forth above are not met when test results are delivered, service revenues are recognized when cash is received from the payor. Under the arrangements with distributors, once delivery of a test result has occurred, the distributor is obligated to pay the Company the fixed price for such test pursuant to the relevant distribution agreement.

Royalties from licensing the right to use the Company's products are recognized when earned and when written sales confirmation from the licensee is received and no future obligation exists. Non-refundable, up front advancements of royalties from licensing the right to use the Company's products which are fully chargeable against royalties, are recorded as deferred revenue until the above mentioned criteria for recognizing revenue are met. As of December 31, 2013 and 2012, the Company had deferred revenue in an amount of $228.

Research and development expenses, net
k.	Research and development expenses, net:

Research and development expenses include costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All research and development costs are expensed as incurred. During the years ended December 31, 2013, 2012 and 2011, the Company charged to research and development expense $187, $245 and $277, respectively.

Royalty-bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Economy ("the OCS") for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses in the consolidated statements of comprehensive loss in an amount of $206, $153 and $275, in the years 2013, 2012 and 2011, respectively.

Stock-based compensation
l.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair-value method for its stock-option awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2013, 2012, and 2011 was $2.96, $4.62 and $7.35, respectively per share using the Black-Scholes option pricing model with the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	119%	122%	88%
Risk-free interest	1.48%	1.12%	1.2%
Expected life	4.5-6.25 years	6.25 years	5-6 years

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The computation of expected volatility is based on realized historical stock price volatility of the Company's stock.

The risk-free interest rate assumption is the implied yield currently available on the United States treasury zero-coupon issues, with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Net loss per share
m.	Net loss per share:

Basic earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Basic and diluted net loss per share is computed using the weighted average number of Ordinary Shares outstanding during the period.

For the years ended December 31, 2013, 2012 and 2011, all outstanding options, RSUs, and warrants, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Income taxes
n.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company and its subsidiary provide a valuation allowance to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company adopted ASC 740-10, which contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Severance pay
o.	Severance pay:

The Company's Israeli employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the Company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expenses for the years ended December 31, 2013, 2012 and 2011 were $107, $38 and $173, respectively.

The U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary provides a 3% safe-harbor contribution to the plan up to the employee's eligible compensation. In the years 2013, 2012 and 2011, the subsidiary recorded an expense for matching contributions in the amount of $65, $25 and $30, respectively.

Concentrations of credit risk
p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and other accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Fair value of financial instruments
q.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short-term maturities.

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

Recent Accounting Pronouncements
r.	Recent Accounting Pronouncements:

In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-11, Income Taxes (Topic 740)-Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force) to provide explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 31, 2013. The Company intends to adopt this standard prospectively in 2014 and the adoption will not result in a change to the tax provision.